Exhibit 99.1
Nissan Auto Receivables 2009-A Owner Trust
Monthly Servicer's Certificate
for the month of March 2009

Collection Period	Mar-09	30/360 Days	20
Distribution Date	15-Apr-09	Actual/360 Days	21

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,543,885,698.40	1,543,885,698.40	1,493,400,603.65
YSOC		58,503,777.43	58,503,777.43	55,783,858.14
Total Adjusted Portfolio		1,485,381,920.97	1,485,381,920.97	1,437,616,745.51	0.967843
Total Adjusted Securities		1,485,381,920.97	1,485,381,920.97	1,437,616,745.51	0.967843
Class A-1 Notes	1.76430%	357,000,000.00	357,000,000.00	309,234,824.54	0.866204
Class A-2 Notes	2.94000%	323,000,000.00	323,000,000.00	323,000,000.00	1.000000
Class A-3 Notes	3.20000%	493,000,000.00	493,000,000.00	493,000,000.00	1.000000
Class A-4 Notes	4.74000%	196,522,000.00	196,522,000.00	196,522,000.00	1.000000
Certificates	0.00000%	115,859,920.97	115,859,920.97	115,859,920.97	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	47,765,175.46	367,415.48	133.7960097	1.0291750
Class A-2 Notes	0.00	527,566.67	-	1.6333333
Class A-3 Notes	0.00	876,444.44	-	1.7777778
Class A-4 Notes	0.00	517,507.93	-	2.6333333
Certificates	0.00	0.00	-	-
Total Securities	47,765,175.46	2,288,934.52

I. COLLECTIONS

Interest:
Interest Collections		5,724,425.83
Repurchased Loan Proceeds Related to Interest		44,008.68
Total Interest Collections		5,768,434.51

Principal:
Principal Collections		43,447,792.46
Repurchased Loan Proceeds Related to Principal		7,037,302.29
Total Principal Collections		50,485,094.75

Recoveries of Defaulted Receivables		0.00
Servicer Advances		25,723.97

Total Collections		56,279,253.23

II. COLLATERAL POOL BALANCE DATA
	Number	Amount
Adjusted Pool Balance - Beginning of Period	79,187	1,485,381,920.97
Total Principal Payment		47,765,175.46
	78,196	1,437,616,745.51

III. DISTRIBUTIONS

Total Collections		56,279,253.23
Reserve Account Draw		0.00
Total Available for Distribution		56,279,253.23

Exhibit 99.1
Nissan Auto Receivables 2009-A Owner Trust
Monthly Servicer's Certificate
for the month of March 2009

1. Reimbursement of Advance	0.00

2. Servicing Fee:
Servicing Fee Due	1,286,571.42
Servicing Fee Paid	1,286,571.42
Servicing Fee Shortfall	0.00

3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	367,415.48

Class A-1 Notes Monthly Interest Paid	367,415.48
Change in Class A-1 Notes Interest Carryover Shortfall	0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall	0.00
Class A-2 Notes Interest on Interest Carryover Shortfall	0.00
Class A-2 Notes Monthly Interest Distributable Amount	527,566.67

Class A-2 Notes Monthly Interest Paid	527,566.67
Change in Class A-2 Notes Interest Carryover Shortfall	0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	876,444.44

Class A-3 Notes Monthly Interest Paid	876,444.44
Change in Class A-3 Notes Interest Carryover Shortfall	0.00

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	517,507.93

Class A-4 Notes Monthly Interest Paid	517,507.93
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Total Note Monthly Interest
Total Note Monthly Interest Due	2,288,934.52
Total Note Monthly Interest Paid	2,288,934.52
Total Note Interest Carryover Shortfall	0.00
Change in Total Note Interest Carryover Shortfall	0.00

Total Available for Principal Distribution	52,703,747.29

4. Total Monthly Principal Paid on the Notes	47,765,175.46

Total Noteholders' Principal Carryover Shortfall	0.00
Total Noteholders' Principal Distributable Amount	47,765,175.46
Change in Total Noteholders' Principal Carryover Shortfall	0.00

Exhibit 99.1
Nissan Auto Receivables 2009-A Owner Trust
Monthly Servicer's Certificate
for the month of March 2009

5. Total Monthly Principal Paid on the Certificates		0.00

Total Certificateholders' Principal Carryover Shortfall		0.00
Total Certificateholders' Principal Distributable Amount		0.00
Change in Total Certificateholders' Principal Carryover Shortfall		0.00

Remaining Available Collections		4,938,571.83
Deposit from Remaining Available Collections to fund Reserve Account		4,938,571.83
Remaining Available Collections Released to Seller		(0.00)

V. RESERVE ACCOUNT

Initial Reserve Account Amount		3,713,454.80
Required Reserve Account Amount		11,140,364.41
Beginning Reserve Account Balance		3,713,454.80
Deposit of Remaining Available Collections		4,938,571.83
Ending Reserve Account Balance		8,652,026.63

Required Reserve Account Amount for Next Period		11,140,364.41

VI. POOL STATISTICS

Weighted Average Coupon		4.50%
Weighted Average Remaining Maturity		52.45

Principal Recoveries of Defaulted Receivables		0.00
Principal on Defaulted Receivables		0.00
Pool Balance at Beginning of Collection Period		1,543,885,698.40
Net Loss Ratio		0.00%

Net Loss Ratio for Second Preceding Collection Period		0.00%
Net Loss Ratio for Preceding Collection Period		0.00%
Net Loss Ratio for Current Collection Period		0.00%
Average Net Loss Ratio		0.00%

Cumulative Net Losses for all Periods		0.00

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	0.00	0
61-90 Days Delinquent	0.00	0
91-120 Days Delinquent	0.00	0
Total Delinquent Receivables:	0.00	0
61+ Days Delinquencies as Percentage of Receivables	0.00%	0.00%

Delinquency Ratio for Second Preceding Collection Period		0.00%
Delinquency Ratio for Preceding Collection Period		0.00%
Delinquency Ratio for Current Collection Period		0.00%
Average Delinquency Ratio		0.00%

Exhibit 99.1
Nissan Auto Receivables 2009-A Owner Trust
Monthly Servicer's Certificate
for the month of March 2009

VII. STATEMENTS TO NOTEHOLDERS

1. The amount of the currency Swap Payments and the currency Swap
Termination Payments, if any, due to the currency Swap Counterparty
under the currency Swap Agreement.	N/A

2. Has there been a material change in practices with respect to charge-
offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

3. Have there been any material modifications, extensions or waivers to
Receivables terms, fees, penalties or payments during the Collection Period?	No

4. Have there been any material breaches of representations, warranties
or covenants contained in the Receivables?	No

5. Has there been an issuance of notes or other securities backed by the
Receivables?	No

6. Has there been a material change in the underwriting, origination or acquisition
of Receivables?	No